Fair value of financial instruments - Carrying Value and Estimated Fair Value of our Financial Instrument (Details) - USD ($) $ in Millions	Jun. 30, 2022	Feb. 23, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities subject to compromise	$ 0	$ 0	$ 6,235
Level 2 | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables from related parties	0		9
Level 2 | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables from related parties	0		9
Level 3 | Fair value | New first lien facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Payables due to related parties	181		0
Level 3 | Fair value | Second Lien Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Payables due to related parties	734		0
Level 3 | Fair value | Unsecured convertible notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Payables due to related parties	37		0
Level 3 | Fair value | Related party loans payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities subject to compromise	0		176
Level 3 | Fair value | Secured credit facilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities subject to compromise	0		2,094
Level 3 | Carrying value | New first lien facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Payables due to related parties	184		0
Level 3 | Carrying value | Second Lien Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Payables due to related parties	734		0
Level 3 | Carrying value | Unsecured convertible notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Payables due to related parties	50		0
Level 3 | Carrying value | Related party loans payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities subject to compromise	0		503
Level 3 | Carrying value | Secured credit facilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities subject to compromise	$ 0		$ 5,662